Taxes	12 Months Ended
Oct. 31, 2022
Taxes [Abstract]
TAXES

Note 9 — TAXES

(a)	Corporate Income Taxes (“CIT”)

Cayman

Caravelle is incorporated in the Cayman as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman.

Samoa

Topsheen Shipping Group Corporation was incorporated in Samoa. There is no income tax for income sourced or earned outside Samoa. Accordingly, the Company’s consolidated financial statements do not present any income tax provisions related to Samoa tax as all income was earned outside of Samoa.  If the Company had any income sourced to Samoa, it would be taxed at 27%.

Singapore

Under Singapore tax laws, subsidiaries in Singapore are subject to statutory income tax rate at 17.0% if revenue is generated in Singapore and there are no withholding taxes in Singapore on remittance of dividends.

Topsheen Shipping is eligible and participate under the Maritime Sector Incentive-Approved International Shipping Enterprise (MSI-AIS) award in Singapore. All qualified shipping income derived from the shipping activity in Topsheen Shipping is exempt from taxation for the duration of MSI-AIS approval. The MSI-AIS approval was in November 2015 for a period of ten years. The impact of the tax exemption noted above decreased taxes by $4,266,324 $1,741,872 and $Nil for the years ended October 31, 2022, 2021 and 2020, respectively. The benefit of the tax exemption on net income per share (basic and diluted) were $0.09 per share, $0.03 per share and $Nil per share for the years ended October 31, 2022, 2021 and 2020, respectively.

i)	The components of the income tax provision are as follows:

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2022	2021	2020
Current	11,584	1,905	1,568
Deferred	(341)	208	789
Total	11,243	2,113	2,357

ii)	The following table summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	October 31, 2022	October 31, 2021
Deferred tax liability:
Depreciation for tangible assets	$1,293	$1,634
Total	$1,293	$1,634

The Group’s income (loss) before income taxes consisted of:

	For the year ended October 31,
	2022	2021	2020
Non-Singapore	(1,334,643)	(575,352)	-
Singapore	24,942,800	10,834,087	(5,758,629)
Total	23,608,157	10,258,735	(5,758,629)

The following table reconciles the Singapore statutory rates to the Group’s effective tax rate for the years ended October 31, 2022, 2021 and 2020.

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2022	2021	2020
Singapore Statutory income tax rate	17.0%	17.0%	17.0%
Differential of local statutory tax rate	6.1%	-	-
Effect of preferential tax rate	(18.2)%	(17.0)%	(17.0)%
Non-taxable income	(5.1)%	-	-
Non-deductible items and others *	0.3%	0.02%	(0.04)%
Effective tax rate	0.10%	0.02%	(0.04)%

*	Non-deductible items and others represent excess expenses and losses not deductible for Singapore tax purpose.

(b)	Taxes payable

Taxes payable consist of the following:

	October 31, 2022	October 31, 2021

Income tax payable	$10,939	$1,905
Total taxes payable	$10,939	$1,905